UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     February 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $703,001 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     8198   334626 SH       SOLE                   334626        0        0
ACXIOM CORP                    COM              005125109     3686   160250 SH       SOLE                   160250        0        0
AMERICAN INTL GROUP INC        COM              026874107     6345    93000 SH       SOLE                    93000        0        0
ANADARKO PETE CORP             COM              032511107    51174   540100 SH       SOLE                   540100        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1819    77500 SH       SOLE                    77500        0        0
CBS CORP NEW                   CL B             124857202    11220   440000 SH       SOLE                   440000        0        0
CENDANT CORP                   COM              151313103    32092  1860400 SH       SOLE                  1860400        0        0
CHEVRON CORP NEW               COM              166764100     5609    98800 SH       SOLE                    98800        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    46464  1477400 SH       SOLE                  1477400        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    10454   521400 SH       SOLE                   521400        0        0
COMCAST CORP NEW               CL A             20030N101    46672  1801300 SH       SOLE                  1801300        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104    17468   510900 SH       SOLE                   510900        0        0
CROSSTEX ENERGY INC            COM              22765Y104     1072    17000 SH       SOLE                    17000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    16954   624000 SH       SOLE                   624000        0        0
FEDERAL NATL MTG ASSN          COM              313586109    52570  1077040 SH       SOLE                  1077040        0        0
FIRST DATA CORP                COM              319963104     3527    82000 SH       SOLE                    82000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    31769  2133100 SH       SOLE                  2133100        0        0
HUNTSMAN CORP                  PFD MND CV 5%    447011206     6942   173000 SH       SOLE                   173000        0        0
HUNTSMAN CORP                  COM              447011107    31305  1817940 SH       SOLE                  1817940        0        0
JP MORGAN CHASE & CO           COM              46625H100     5398   136000 SH       SOLE                   136000        0        0
KKR FINL CORP                  COM              482476306     5678   236700 SH       SOLE                   236700        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     7870  1000000 SH       SOLE                  1000000        0        0
LONE STAR TECHNOLOGIES INC     COM              542312103     7227   139900 SH       SOLE                   139900        0        0
LORAL SPACE & COMMUNICATNS L   COM              543881106     5823   206130 SH       SOLE                   206130        0        0
LOUISIANA PAC CORP             COM              546347105    22926   834573 SH       SOLE                   834573        0        0
NEW SKIES SATELLITES HLDGS     SHS              G64865101    15047   691200 SH       SOLE                   691200        0        0
NOVELIS INC                    COM              67000X106    13165   630200 SH       SOLE                   630200        0        0
NRG ENERGY INC                 COM NEW          629377508     6267   133000 SH       SOLE                   133000        0        0
NTL INC DEL                    COM              62940M104    84240  1238544 SH       SOLE                  1238544        0        0
READERS DIGEST ASSN INC        COM              755267101     4048   265955 SH       SOLE                   265955        0        0
SPEEDWAY MOTORSPORTS INC       COM              847788106     1213    35000 SH       SOLE                    35000        0        0
SPRINT NEXTEL CORP             COM FON          852061100    38721  1657561 SH       SOLE                  1657561        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     2427    47000 SH       SOLE                    47000        0        0
THORNBURG MTG INC              COM              885218107     3736   142600 SH       SOLE                   142600        0        0
TIME WARNER INC                COM              887317105    36934  2117800 SH       SOLE                  2117800        0        0
TRIBUNE CO NEW                 COM              896047107    13744   454200 SH       SOLE                   454200        0        0
TYCO INTL LTD NEW              COM              902124106     8208   284400 SH       SOLE                   284400        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    18679   362000 SH       SOLE                   362000        0        0
VIACOM INC                     CL B             925524308     7691   235918 SH       SOLE                   235918        0        0
WILLIAMS COS INC DEL           COM              969457100     8619   372000 SH       SOLE                   372000        0        0